Shareholder Report	6 Months Ended	12 Months Ended
	Oct. 31, 2024 USD ($) Holding	Apr. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	UBS Series Funds
Entity Central Index Key	0001060517
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000248938
Shareholder Report [Line Items]
Fund Name	Cantor Fitzgerald Government Money Market Fund
Class Name	Institutional Shares
Trading Symbol	CFYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cantor Fitzgerald Government Money Market Fund for the period of May 1, 2024 to October 31, 2024. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund".
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cantormmf.com/documents.html. You can also request this information by contacting us at 855-9-CANTOR / 855-922-6867.
Additional Information Phone Number	855-9-CANTOR / 855-922-6867
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 103,402,839
Holdings Count | Holding	86
C000246985
Shareholder Report [Line Items]
Fund Name	Cantor Fitzgerald Government Money Market Fund
Class Name	Investor Shares
Trading Symbol	CFGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cantor Fitzgerald Government Money Market Fund for the period of May 1, 2024 to October 31, 2024. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund".
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cantormmf.com/documents.html. You can also request this information by contacting us at 855-9-CANTOR / 855-922-6867.
Additional Information Phone Number	855-9-CANTOR / 855-922-6867
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 103,402,839
Holdings Count | Holding	86
C000176976
Shareholder Report [Line Items]
Fund Name	Limited Purpose Cash Investment Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Limited Purpose Cash Investment Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lpcif.com. You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number	1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited Purpose Cash Investment Fund	$3	0.06%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
AssetsNet	$ 5,317,656,543
Holdings Count | Holding	53
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$5,317,656,543
# of Portfolio Holdings	53
Seven-day current yield after fee waiversFootnote Reference1	4.79%
Seven-day effective yield after fee waiversFootnote Reference1	4.91%
Seven-day current yield before fee waiversFootnote Reference1	4.73%
Seven-day effective yield before fee waiversFootnote Reference1	4.85%
Weighted average maturityFootnote Reference2	34 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	The Fund is actively managed, and its weighted average maturity will differ over time.

Holdings [Text Block]

Portfolio Composition (% of Net Assets)

Value	Value
U.S. Treasury obligations	56.4%
Repurchase agreements	43.7%
U.S. government agency obligations	0.3%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Top 10	Value
Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement, 4.870%, due 11/01/24	25.5%
Bank of America Repurchase Agreement, 4.830%, due 11/01/24	10.7
Bank of America Repurchase Agreement, 4.840%, due 11/01/24	7.5
U.S. Treasury Floating Rate Notes, 4.762%, due 01/31/25	3.7
U.S. Treasury Floating Rate Notes, 4.807%, due 11/01/24	3.0

Material Fund Change [Text Block]
C000007336
Shareholder Report [Line Items]
Fund Name	UBS Liquid Assets Government Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS Liquid Assets Government Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number	1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Liquid Assets Government Fund	$2	0.04%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
AssetsNet	$ 1,040,258,814
Holdings Count | Holding	46
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$1,040,258,814
# of Portfolio Holdings	46
Seven-day current yield after fee waiversFootnote Reference1	4.79%
Seven-day effective yield after fee waiversFootnote Reference1	4.91%
Seven-day current yield before fee waiversFootnote Reference1	4.77%
Seven-day effective yield before fee waiversFootnote Reference1	4.89%
Weighted average maturityFootnote Reference2	37 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	The Fund is actively managed, and its weighted average maturity will differ over time.

Holdings [Text Block]

Portfolio Composition (% of Net Assets)

Value	Value
U.S. Treasury obligations	52.0%
Repurchase agreements	49.5%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Top 10	Value
Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement, 4.870%, due 11/01/24	25.5%
MUFG Securities Americas, Inc. Repurchase Agreement, 4.860%, due 11/01/24	24.0
U.S. Treasury Bills, 4.840%, due 12/19/24	2.1
U.S. Treasury Bills, 4.867%, due 12/19/24	2.1
U.S. Treasury Bills, 4.657%, due 12/26/24	2.1

Material Fund Change [Text Block]
C000164453
Shareholder Report [Line Items]
Fund Name	UBS Prime Preferred Fund
Trading Symbol	UPPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS Prime Preferred Fund for the period of May 1, 2024 to October 31, 2024. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund".
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number	1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Prime Preferred FundFootnote Reference1	$7	0.14%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 11,174,253,583
Holdings Count | Holding	199
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$11,174,253,583
# of Master Fund Portfolio Holdings	199
Seven-day current yield after fee waiversFootnote Reference1	4.90%
Seven-day effective yield after fee waiversFootnote Reference1	5.02%
Seven-day current yield before fee waiversFootnote Reference1	4.86%
Seven-day effective yield before fee waiversFootnote Reference1	4.98%
Weighted average maturityFootnote Reference2	20 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

Holdings [Text Block]

Master Fund Portfolio Composition (% of Net Assets)

Value	Value
Commercial Paper	47.2%
Repurchase agreements	38.8%
Certificates of deposit	7.4%
Time deposits	5.4%

Largest Holdings [Text Block]

Top 5 Master Fund Holdings (% of Net Assets)

Top 10	Value
Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement, 4.870%, due 11/01/24	22.0%
Barclays Bank PLC Repurchase Agreement, 4.860%, due 11/01/24	13.6
ABN AMRO BANK N.V., 4.810%, due 11/01/24	2.7
Credit Agricole Corporate & Investment Bank SA, 4.810%, due 11/01/24	1.5
Erste Finance Delaware LLC, 4.830%, due 11/05/24	1.5

Material Fund Change [Text Block]
C000164452
Shareholder Report [Line Items]
Fund Name	UBS Prime Reserves Fund
Trading Symbol	UPRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS Prime Reserves Fund for the period of May 1, 2024 to October 31, 2024. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund".
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number	1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Prime Reserves FundFootnote Reference1	$9	0.18%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 13,722,420,809
Holdings Count | Holding	199
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$13,722,420,809
# of Master Fund Portfolio Holdings	199
Seven-day current yieldFootnote Reference1	4.86%
Seven-day effective yieldFootnote Reference1	4.98%
Weighted average maturityFootnote Reference2	20 days
Footnote	Description
Footnote[1]	Yields will fluctuate.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

Holdings [Text Block]

Master Fund Portfolio Composition (% of Net Assets)

Value	Value
Commercial Paper	47.2%
Repurchase agreements	38.8%
Certificates of deposit	7.4%
Time deposits	5.4%

Largest Holdings [Text Block]

Top 5 Master Fund Holdings (% of Net Assets)

Top 10	Value
Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement, 4.870%, due 11/01/24	22.0%
Barclays Bank PLC Repurchase Agreement, 4.860%, due 11/01/24	13.6
ABN AMRO BANK N.V., 4.810%, due 11/01/24	2.7
Credit Agricole Corporate & Investment Bank SA, 4.810%, due 11/01/24	1.5
Erste Finance Delaware LLC, 4.830%, due 11/05/24	1.5

Material Fund Change [Text Block]
C000248579
Shareholder Report [Line Items]
Fund Name	UBS Select 100% US Treasury Institutional Fund
Trading Symbol	SIOXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS Select 100% US Treasury Institutional Fund for the period of May 1, 2024 to October 31, 2024. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund".
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number	1-800-647-1568
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 4,493,252,643
Holdings Count | Holding	108
C000248580
Shareholder Report [Line Items]
Fund Name	UBS Select 100% US Treasury Preferred Fund
Class Name	Class P
Trading Symbol	STAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS Select 100% US Treasury Preferred Fund for the period of June 28, 2024 (commencement of operations) to October 31, 2024. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund".
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number	1-800-647-1568
Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.14%
AssetsNet	$ 3,330,118,893
Holdings Count | Holding	108
C000250059
Shareholder Report [Line Items]
Fund Name	UBS Select 100% US Treasury Preferred Fund
Class Name	Class T
Trading Symbol	SOPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS Select 100% US Treasury Preferred Fund for the period of May 1, 2024 to October 31, 2024. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund".
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number	1-800-647-1568
Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 3,330,118,893
Holdings Count | Holding	108
C000167199
Shareholder Report [Line Items]
Fund Name	UBS Select Government Institutional Fund
Trading Symbol	SEGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS Select Government Institutional Fund for the period of May 1, 2024 to October 31, 2024. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund".
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number	1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Select Government Institutional FundFootnote Reference1	$9	0.18%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 9,095,692,226
Holdings Count | Holding	86
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$9,095,692,226
# of Master Fund Portfolio Holdings	86
Seven-day current yieldFootnote Reference1	4.74%
Seven-day effective yieldFootnote Reference1	4.85%
Weighted average maturityFootnote Reference2	32 days
Footnote	Description
Footnote[1]	Yields will fluctuate.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

Holdings [Text Block]

Master Fund Portfolio Composition (% of Net Assets)

Value	Value
U.S. Treasury obligations	55.4%
Repurchase agreements	39.1%
U.S. government agency obligations	5.0%

Largest Holdings [Text Block]

Top 5 Master Fund Holdings (% of Net Assets)

Top 10	Value
Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement, 4.870%, due 11/01/24	30.9%
JPMorgan Repurchase Agreement, 4.870%, due 11/01/24	3.6
U.S. Treasury Floating Rate Notes, 4.744%, due 11/01/24	2.7
U.S. Treasury Floating Rate Notes, 4.807%, due 11/01/24	2.5
U.S. Treasury Floating Rate Notes, 4.712%, due 11/01/24	2.4

Material Fund Change [Text Block]
C000167200
Shareholder Report [Line Items]
Fund Name	UBS Select Government Preferred Fund
Trading Symbol	SGPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS Select Government Preferred Fund for the period of May 1, 2024 to October 31, 2024. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund".
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number	1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Select Government Preferred FundFootnote Reference1	$7	0.14%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 17,378,952,820
Holdings Count | Holding	86
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$17,378,952,820
# of Master Fund Portfolio Holdings	86
Seven-day current yield after fee waiversFootnote Reference1	4.78%
Seven-day effective yield after fee waiversFootnote Reference1	4.89%
Seven-day current yield before fee waiversFootnote Reference1	4.74%
Seven-day effective yield before fee waiversFootnote Reference1	4.85%
Weighted average maturityFootnote Reference2	32 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

Holdings [Text Block]

Master Fund Portfolio Composition (% of Net Assets)

Value	Value
U.S. Treasury obligations	55.4%
Repurchase agreements	39.1%
U.S. government agency obligations	5.0%

Largest Holdings [Text Block]

Top 5 Master Fund Holdings (% of Net Assets)

Top 10	Value
Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement, 4.870%, due 11/01/24	30.9%
JPMorgan Repurchase Agreement, 4.870%, due 11/01/24	3.6
U.S. Treasury Floating Rate Notes, 4.744%, due 11/01/24	2.7
U.S. Treasury Floating Rate Notes, 4.807%, due 11/01/24	2.5
U.S. Treasury Floating Rate Notes, 4.712%, due 11/01/24	2.4

Material Fund Change [Text Block]
C000007334
Shareholder Report [Line Items]
Fund Name	UBS Select Treasury Institutional Fund
Trading Symbol	SETXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS Select Treasury Institutional Fund for the period of May 1, 2024 to October 31, 2024. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund".
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number	1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Select Treasury Institutional FundFootnote Reference1	$9	0.18%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 18,264,475,655
Holdings Count | Holding	66
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$18,264,475,655
# of Master Fund Portfolio Holdings	66
Seven-day current yieldFootnote Reference1	4.74%
Seven-day effective yieldFootnote Reference1	4.85%
Weighted average maturityFootnote Reference2	35 days
Footnote	Description
Footnote[1]	Yields will fluctuate.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

Holdings [Text Block]

Master Fund Portfolio Composition (% of Net Assets)

Value	Value
U.S. Treasury obligations	60.3%
Repurchase agreements	39.1%

Largest Holdings [Text Block]

Top 5 Master Fund Holdings (% of Net Assets)

Top 10	Value
Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement, 4.870%, due 11/01/24	23.7%
Federal Reserve Bank of New York Repurchase Agreement, 4.800%, due 11/01/24	10.4
U.S. Treasury Floating Rate Notes, 4.807%, due 11/01/24	2.9
U.S. Treasury Floating Rate Notes, 4.744%, due 11/01/24	2.9
U.S. Treasury Floating Rate Notes, 4.712%, due 11/01/24	2.5

Material Fund Change [Text Block]
C000051800
Shareholder Report [Line Items]
Fund Name	UBS Select Treasury Preferred Fund
Trading Symbol	STPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS Select Treasury Preferred Fund for the period of May 1, 2024 to October 31, 2024. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund".
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number	1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Select Treasury Preferred FundFootnote Reference1	$7	0.14%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 22,929,801,227
Holdings Count | Holding	66
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$22,929,801,227
# of Master Fund Portfolio Holdings	66
Seven-day current yield after fee waiversFootnote Reference1	4.77%
Seven-day effective yield after fee waiversFootnote Reference1	4.89%
Seven-day current yield before fee waiversFootnote Reference1	4.73%
Seven-day effective yield before fee waiversFootnote Reference1	4.85%
Weighted average maturityFootnote Reference2	35 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

Holdings [Text Block]

Master Fund Portfolio Composition (% of Net Assets)

Value	Value
U.S. Treasury obligations	60.3%
Repurchase agreements	39.1%

Largest Holdings [Text Block]

Top 5 Master Fund Holdings (% of Net Assets)

Top 10	Value
Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement, 4.870%, due 11/01/24	23.7%
Federal Reserve Bank of New York Repurchase Agreement, 4.800%, due 11/01/24	10.4
U.S. Treasury Floating Rate Notes, 4.807%, due 11/01/24	2.9
U.S. Treasury Floating Rate Notes, 4.744%, due 11/01/24	2.9
U.S. Treasury Floating Rate Notes, 4.712%, due 11/01/24	2.5

Material Fund Change [Text Block]
C000051801
Shareholder Report [Line Items]
Fund Name	UBS Tax-Free Preferred Fund
Trading Symbol	SFPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS Tax-Free Preferred Fund for the period of May 1, 2024 to October 31, 2024. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund".
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647-1568.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that were announced prior to the report period end.
Additional Information Phone Number	1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Tax-Free Preferred FundFootnote Reference1	$7	0.14%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Material Change Date		Apr. 30, 2024
AssetsNet	$ 342,227,011
Holdings Count | Holding	76
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$342,227,011
# of Master Fund Portfolio Holdings	76
Seven-day current yield after fee waiversFootnote Reference1	3.40%
Seven-day effective yield after fee waiversFootnote Reference1	3.46%
Seven-day current yield before fee waiversFootnote Reference1	3.36%
Seven-day effective yield before fee waiversFootnote Reference1	3.42%
Weighted average maturityFootnote Reference2	3 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

Holdings [Text Block]

Master Fund Portfolio Composition (% of Net Assets)

Value	Value
Municipal bonds	94.0%
Tax-exempt commercial paper	2.2%

Largest Holdings [Text Block]

Top 5 Master Fund Holdings (% of Net Assets)

Indiana Finance Authority, 3.850%	4.7%
New York City Municipal Water Finance Authority, 4.050%	4.2
New York City Transitional Finance Authority Future Tax Secured Revenue, 3.880%	4.0
Metropolitan Transportation Authority, 4.000%	3.7
Allegheny County Higher Education Building Authority, 4.000%	3.6

Material Fund Change [Text Block]

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended April 30, 2024.

Upon the recommendation of UBS Asset Management (Americas) LLC ("UBS AM"), the Fund's investment adviser/administrator, the Board of Trustees of UBS Series Funds approved the liquidation of the Fund pursuant to a Plan of Liquidation. Accordingly, on or about October 18, 2024, shares of the Fund ceased to be offered for purchase, and all shares of the Fund were liquidated on December 13, 2024. For further information, please refer to the prospectus supplement dated October 1, 2024 or contact your Financial Advisor.

Material Fund Change Objectives [Text Block]

Upon the recommendation of UBS Asset Management (Americas) LLC ("UBS AM"), the Fund's investment adviser/administrator, the Board of Trustees of UBS Series Funds approved the liquidation of the Fund pursuant to a Plan of Liquidation. Accordingly, on or about October 18, 2024, shares of the Fund ceased to be offered for purchase, and all shares of the Fund were liquidated on December 13, 2024. For further information, please refer to the prospectus supplement dated October 1, 2024 or contact your Financial Advisor.

Summary of Change Legend [Text Block]	The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended April 30, 2024.
C000051798
Shareholder Report [Line Items]
Fund Name	UBS Tax-Free Reserves Fund
Trading Symbol	STFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS Tax-Free Reserves Fund for the period of May 1, 2024 to October 31, 2024. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund".
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647-1568.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that were announced prior to the report period end.
Additional Information Phone Number	1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Tax-Free Reserves FundFootnote Reference1	$9	0.18%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Material Change Date		Apr. 30, 2024
AssetsNet	$ 573,509,070
Holdings Count | Holding	76
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$573,509,070
# of Master Fund Portfolio Holdings	76
Seven-day current yieldFootnote Reference1	3.36%
Seven-day effective yieldFootnote Reference1	3.42%
Weighted average maturityFootnote Reference2	3 days
Footnote	Description
Footnote[1]	Yields will fluctuate.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

Holdings [Text Block]

Master Fund Portfolio Composition (% of Net Assets)

Value	Value
Municipal bonds	94.0%
Tax-exempt commercial paper	2.2%

Largest Holdings [Text Block]

Top 5 Master Fund Holdings (% of Net Assets)

Indiana Finance Authority, 3.850%	4.7%
New York City Municipal Water Finance Authority, 4.050%	4.2
New York City Transitional Finance Authority Future Tax Secured Revenue, 3.880%	4.0
Metropolitan Transportation Authority, 4.000%	3.7
Allegheny County Higher Education Building Authority, 4.000%	3.6

Material Fund Change [Text Block]

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended April 30, 2024.

Upon the recommendation of UBS Asset Management (Americas) LLC ("UBS AM"), the Fund's investment adviser/administrator, the Board of Trustees of UBS Series Funds approved the liquidation of the Fund pursuant to a Plan of Liquidation. Accordingly, on or about October 18, 2024, shares of the Fund ceased to be offered for purchase, and all shares of the Fund were liquidated on December 13, 2024. For further information, please refer to the prospectus supplement dated October 1, 2024 or contact your Financial Advisor.

Material Fund Change Objectives [Text Block]

Upon the recommendation of UBS Asset Management (Americas) LLC ("UBS AM"), the Fund's investment adviser/administrator, the Board of Trustees of UBS Series Funds approved the liquidation of the Fund pursuant to a Plan of Liquidation. Accordingly, on or about October 18, 2024, shares of the Fund ceased to be offered for purchase, and all shares of the Fund were liquidated on December 13, 2024. For further information, please refer to the prospectus supplement dated October 1, 2024 or contact your Financial Advisor.

Summary of Change Legend [Text Block]	The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended April 30, 2024.
C000200717
Shareholder Report [Line Items]
Fund Name	UBS Ultra Short Income Fund
Class Name	Class A
Trading Symbol	USIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS Ultra Short Income Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://usshortduration.com/portfolio-holdings-form-nscr.html. You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number	1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 366,190,228
Holdings Count | Holding	135
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$366,190,228
# of Portfolio Holdings	135
Portfolio Turnover Rate	30%

Holdings [Text Block]

Top 5 Asset Classes (% of Net Assets)

Value	Value
Corporate bonds	46.4%
Commercial paper	30.4%
Asset-backed securities	21.0%
Certificates of deposit	1.4%
Short-Term Investments	0.5%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Top 10	Value
JPMorgan Chase & Co., 5.989%, due 02/24/26 (1 day USD SOFR + 0.920%)	2.7%
Westpac Banking Corp., 5.398%, due 11/18/24 (1 day USD SOFR + 0.300%)	2.7
Societe Generale SA, 4.700%, due 01/03/25	1.6
ANZ New Zealand International Ltd., 2.166%, due 02/18/25	1.5
Commonwealth Bank of Australia, 5.079%, due 01/10/25	1.4

Material Fund Change [Text Block]
C000200719
Shareholder Report [Line Items]
Fund Name	UBS Ultra Short Income Fund
Class Name	Class I
Trading Symbol	USDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS Ultra Short Income Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://usshortduration.com/portfolio-holdings-form-nscr.html. You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number	1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
AssetsNet	$ 366,190,228
Holdings Count | Holding	135
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$366,190,228
# of Portfolio Holdings	135
Portfolio Turnover Rate	30%

Holdings [Text Block]

Top 5 Asset Classes (% of Net Assets)

Value	Value
Corporate bonds	46.4%
Commercial paper	30.4%
Asset-backed securities	21.0%
Certificates of deposit	1.4%
Short-Term Investments	0.5%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Top 10	Value
JPMorgan Chase & Co., 5.989%, due 02/24/26 (1 day USD SOFR + 0.920%)	2.7%
Westpac Banking Corp., 5.398%, due 11/18/24 (1 day USD SOFR + 0.300%)	2.7
Societe Generale SA, 4.700%, due 01/03/25	1.6
ANZ New Zealand International Ltd., 2.166%, due 02/18/25	1.5
Commonwealth Bank of Australia, 5.079%, due 01/10/25	1.4

Material Fund Change [Text Block]
C000200718
Shareholder Report [Line Items]
Fund Name	UBS Ultra Short Income Fund
Class Name	Class P
Trading Symbol	USIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS Ultra Short Income Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://usshortduration.com/portfolio-holdings-form-nscr.html. You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number	1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 366,190,228
Holdings Count | Holding	135
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$366,190,228
# of Portfolio Holdings	135
Portfolio Turnover Rate	30%

Holdings [Text Block]

Top 5 Asset Classes (% of Net Assets)

Value	Value
Corporate bonds	46.4%
Commercial paper	30.4%
Asset-backed securities	21.0%
Certificates of deposit	1.4%
Short-Term Investments	0.5%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Top 10	Value
JPMorgan Chase & Co., 5.989%, due 02/24/26 (1 day USD SOFR + 0.920%)	2.7%
Westpac Banking Corp., 5.398%, due 11/18/24 (1 day USD SOFR + 0.300%)	2.7
Societe Generale SA, 4.700%, due 01/03/25	1.6
ANZ New Zealand International Ltd., 2.166%, due 02/18/25	1.5
Commonwealth Bank of Australia, 5.079%, due 01/10/25	1.4

Material Fund Change [Text Block]
C000167202
Shareholder Report [Line Items]
Fund Name	UBS RMA Government Money Market Fund
Trading Symbol	RMGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS RMA Government Money Market Fund for the period of May 1, 2024 to October 31, 2024. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund".
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number	1-800-647-1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS RMA Government Money Market FundFootnote Reference1	$35	0.69%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
AssetsNet	$ 848,817,003
Holdings Count | Holding	86
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$848,817,003
# of Master Fund Portfolio Holdings	86
Seven-day current yieldFootnote Reference1	4.22%
Seven-day effective yieldFootnote Reference1	4.31%
Weighted average maturityFootnote Reference2	32 days
Footnote	Description
Footnote[1]	Yields will fluctuate.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

Holdings [Text Block]

Master Fund Portfolio Composition (% of Net Assets)

Value	Value
U.S. Treasury obligations	55.4%
Repurchase agreements	39.1%
U.S. government agency obligations	5.0%

Largest Holdings [Text Block]

Top 5 Master Fund Holdings (% of Net Assets)

Top 10	Value
Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement, 4.870%, due 11/01/24	30.9%
JPMorgan Repurchase Agreement, 4.870%, due 11/01/24	3.6
U.S. Treasury Floating Rate Notes, 4.744%, due 11/01/24	2.7
U.S. Treasury Floating Rate Notes, 4.807%, due 11/01/24	2.5
U.S. Treasury Floating Rate Notes, 4.712%, due 11/01/24	2.4

Material Fund Change [Text Block]